Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Select Mid Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 5.4%
Entertainment 3.3%
Live Nation Entertainment, Inc.(a)	528,651	38,464,647
Take-Two Interactive Software, Inc.(a)	492,977	52,102,739
Total		90,567,386
Media 2.1%
Nexstar Media Group, Inc., Class A	297,239	56,344,625
Total Communication Services		146,912,011
Consumer Discretionary 10.9%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A(a)	606,205	60,814,486
Household Durables 1.3%
D.R. Horton, Inc.	395,385	34,003,110
Multiline Retail 1.4%
Dollar Tree, Inc.(a)	253,719	38,131,428
Specialty Retail 4.3%
Burlington Stores, Inc.(a)	258,941	50,669,575
O’Reilly Automotive, Inc.(a)	74,159	64,113,422
Total		114,782,997
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings Ltd.(a)	803,635	46,088,467
Total Consumer Discretionary		293,820,488
Consumer Staples 3.0%
Food & Staples Retailing 1.6%
U.S. Foods Holding Corp.(a)	1,182,188	43,244,437
Food Products 1.4%
Tyson Foods, Inc., Class A	589,541	39,074,778
Total Consumer Staples		82,319,215
Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
Devon Energy Corp.	1,035,569	70,957,188
Marathon Petroleum Corp.	621,255	75,675,071
Total		146,632,259
Total Energy		146,632,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.9%
Banks 6.2%
Popular, Inc.	742,942	54,249,625
Regions Financial Corp.	2,995,302	69,520,959
SVB Financial Group(a)	188,738	43,745,694
Total		167,516,278
Consumer Finance 2.6%
Discover Financial Services	637,491	69,078,524
Diversified Financial Services 2.1%
Voya Financial, Inc.	864,299	57,026,448
Insurance 6.0%
Hanover Insurance Group, Inc. (The)	407,725	60,057,893
Lincoln National Corp.	1,264,195	49,227,753
Reinsurance Group of America, Inc.	359,290	51,881,476
Total		161,167,122
Total Financials		454,788,372
Health Care 8.4%
Health Care Equipment & Supplies 2.3%
Zimmer Biomet Holdings, Inc.	522,071	62,700,727
Health Care Providers & Services 3.9%
Centene Corp.(a)	607,509	52,883,659
Quest Diagnostics, Inc.	339,175	51,496,940
Total		104,380,599
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	269,595	41,781,833
Syneos Health, Inc.(a)	525,979	18,556,539
Total		60,338,372
Total Health Care		227,419,698
Industrials 14.9%
Airlines 2.0%
Southwest Airlines Co.(a)	1,393,256	55,604,847
Building Products 2.9%
Trane Technologies PLC	438,362	78,212,548
Electrical Equipment 3.2%
AMETEK, Inc.	601,178	85,619,771
2	Columbia Select Mid Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.8%
Ingersoll Rand, Inc.	1,098,570	59,289,823
ITT, Inc.	826,111	69,822,901
Total		129,112,724
Professional Services 2.0%
CACI International, Inc., Class A(a)	170,986	53,398,928
Total Industrials		401,948,818
Information Technology 8.6%
Communications Equipment 2.3%
Motorola Solutions, Inc.	227,711	61,982,934
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	1,578,311	53,867,755
Semiconductors & Semiconductor Equipment 4.3%
Marvell Technology, Inc.	677,418	31,513,485
ON Semiconductor Corp.(a)	607,536	45,686,707
Teradyne, Inc.	403,861	37,740,811
Total		114,941,003
Total Information Technology		230,791,692
Materials 7.4%
Chemicals 3.9%
Chemours Co. LLC (The)	1,362,000	42,290,100
FMC Corp.	480,686	62,796,819
Total		105,086,919
Metals & Mining 3.5%
ATI, Inc.(a)	1,324,887	40,422,303
Freeport-McMoRan, Inc.	1,342,069	53,414,346
Total		93,836,649
Total Materials		198,923,568
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.1%
Equity Real Estate Investment Trusts (REITS) 9.1%
First Industrial Realty Trust, Inc.	1,263,379	63,863,808
Gaming and Leisure Properties, Inc.	1,186,569	62,425,395
Lamar Advertising Co., Class A	595,861	59,669,521
Welltower, Inc.	820,291	58,265,270
Total		244,223,994
Total Real Estate		244,223,994
Utilities 8.7%
Electric Utilities 2.8%
Entergy Corp.	639,874	74,398,150
Independent Power and Renewable Electricity Producers 2.9%
AES Corp. (The)	2,714,216	78,495,127
Multi-Utilities 3.0%
Ameren Corp.	904,560	80,795,299
Total Utilities		233,688,576
Total Common Stocks (Cost $1,872,225,835)		2,661,468,691

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	33,584,808	33,571,374
Total Money Market Funds (Cost $33,563,371)		33,571,374
Total Investments in Securities (Cost: $1,905,789,206)		2,695,040,065
Other Assets & Liabilities, Net		899,881
Net Assets		2,695,939,946

Columbia Select Mid Cap Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	89,652,798	326,711,631	(382,804,842)	11,787	33,571,374	(18,417)	818,163	33,584,808
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Mid Cap Value Fund | Third Quarter Report 2022

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3QT197_02_N01_(01/23)